Acquisitions (Details 3) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 4,213,699	$ 2,259,624	$ 3,002,070
Cash	4,998,148	363	396
Parent Company [Member]
Customer relationships		814,000
Trade name		65,000
Technology / IP		217,000
Non-compete		5,000
Goodwill		2,690,033
Total purchase price		3,791,033
Cash		64,969
Subordinated secured note payable		606,064
Common stock		3,120,000
Total purchase price		$ 3,791,033